Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Disclosure.
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”), as calculated in accordance with the SEC rules and certain performance measures for the fiscal years listed below. For information regarding Banner’s pay-for-performance
philosophy and how Banner aligns executive pay with performance, refer to the “Compensation Discussion and Analysis” (“CD&A”) above.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (3)	Value of Initial Fixed $100 Investment based on (4):		Net Income ($000)	Company- selected Measure: ROATCE (5)
					Total Shareholder Return (TSR)	KRX Index Total Shareholder Return (TSR)
2023	$3,008,319	$2,584,884	$1,026,932	$855,526	$110.82	$115.69	$183,624	16.14%
2022	$3,123,768	$3,296,615	$1,197,095	$1,113,315	$125.86	$116.15	$195,378	17.47%
2021	$2,618,969	$3,388,567	$868,651	$976,064	$117.43	$124.78	$201,048	16.26%
2020	$2,665,471	$2,635,857	$881,251	$853,575	$87.46	$91.32	$115,928	9.95%
(1)	The principal executive officer (“PEO”) for all three years was Mark J. Grescovich. The non-PEO named executive officers (non-PEO NEOs) were as follows:

2023: Robert G. Butterfield, Cynthia D. Purcell, James M. Costa, James P. G. McLean, Peter J. Conner
2022: Peter J. Conner, Cynthia D. Purcell, James M. Costa, M. Kirk Quillin
2021: Peter J. Conner, Cynthia D. Purcell, M. Kirk Quillin, James P. G. McLean, Judith A. Steiner
2020: Peter J. Conner, Cynthia D. Purcell, Judith A. Steiner, Keith A. Western, Richard B. Barton

(2) Adjustments from Summary Compensation Table total for PEO	2023

Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	—

Increase for service cost of pension plans	—

Increase/deduction for prior service cost of pension plans	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(1,151,711)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	1,115,976

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(281,083)

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(106,617)

Deduction of fair value of awards granted prior to year that were forfeited during year	—

Increase based on dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	—

Increase based on incremental value of awards modified during year	—

Total Adjustments	(423,435)

(3) Adjustments from Average Summary Compensation Table total for non-PEO NEOs	2023

Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	(80,917)

Increase for service cost of pension plans	—

Increase/deduction for prior service cost of pension plans	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(293,126)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	285,282

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(54,632)

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(28,013)

Deduction of fair value of awards granted prior to year that were forfeited during year	—

Increase based on dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	—

Increase based on incremental value of awards modified during year	—

Total Adjustments	(171,406)
(4)	Total shareholder return (“TSR”) assumes $100 invested in Banner common stock and the KBW Regional Bank Index on December 31, 2019 with all dividends reinvested.
(5)
We determined the return on average tangible common equity (“ROATCE”) to be the most important financial performance measure not otherwise disclosed in the table, that is used to link compensation actually paid to our NEOs to company performance, for the most recently completed fiscal year. ROATCE defined as net income prior to amortization of intangibles and goodwill
(tax-adjusted),
divided by average tangible common equity.

Company Selected Measure Name	ROATCE
Named Executive Officers, Footnote
2023: Robert G. Butterfield, Cynthia D. Purcell, James M. Costa, James P. G. McLean, Peter J. Conner
2022: Peter J. Conner, Cynthia D. Purcell, James M. Costa, M. Kirk Quillin
2021: Peter J. Conner, Cynthia D. Purcell, M. Kirk Quillin, James P. G. McLean, Judith A. Steiner
2020: Peter J. Conner, Cynthia D. Purcell, Judith A. Steiner, Keith A. Western, Richard B. Barton

Peer Group Issuers, Footnote	Total shareholder return (“TSR”) assumes $100 invested in Banner common stock and the KBW Regional Bank Index on December 31, 2019 with all dividends reinvested.
PEO Total Compensation Amount	$ 3,008,319	$ 3,123,768	$ 2,618,969	$ 2,665,471
PEO Actually Paid Compensation Amount	$ 2,584,884	3,296,615	3,388,567	2,635,857
Adjustment To PEO Compensation, Footnote

(2) Adjustments from Summary Compensation Table total for PEO	2023

Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	—

Increase for service cost of pension plans	—

Increase/deduction for prior service cost of pension plans	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(1,151,711)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	1,115,976

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(281,083)

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(106,617)

Deduction of fair value of awards granted prior to year that were forfeited during year	—

Increase based on dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	—

Increase based on incremental value of awards modified during year	—

Total Adjustments	(423,435)

Non-PEO NEO Average Total Compensation Amount	$ 1,026,932	1,197,095	868,651	881,251
Non-PEO NEO Average Compensation Actually Paid Amount	$ 855,526	1,113,315	976,064	853,575
Adjustment to Non-PEO NEO Compensation Footnote

(3) Adjustments from Average Summary Compensation Table total for non-PEO NEOs	2023

Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	(80,917)

Increase for service cost of pension plans	—

Increase/deduction for prior service cost of pension plans	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(293,126)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	285,282

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(54,632)

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(28,013)

Deduction of fair value of awards granted prior to year that were forfeited during year	—

Increase based on dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	—

Increase based on incremental value of awards modified during year	—

Total Adjustments	(171,406)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following provides a list that reflects the measures we believe to be the most important financial performance measures used to link NEO compensation to company performance. For more information, see “Executive Compensation – Compensation Discussion and Analysis.” Although in practice we do not use any performance measures to link “compensation actually paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of Regulation
S-K
to provide information on performance measures used by the Compensation and Human Capital Committee to determine NEO compensation for the most recently completed fiscal year, as more fully described in “Executive Compensation – Compensation Discussion and Analysis.”

•	Return on Average Tangible Common Equity* (“ROATCE,” the “Company Selected Measure”);

•	Pretax Pre-provision ROA;

•	Efficiency Ratio*; and

•	Total Operating Revenue*.

*	Non-GAAP. See Annex for additional information and reconciliation to the related GAAP financial measures.

Total Shareholder Return Amount	$ 110.82	125.86	117.43	87.46
Peer Group Total Shareholder Return Amount	115.69	116.15	124.78	91.32
Net Income (Loss)	$ 183,624,000	$ 195,378,000	$ 201,048,000	$ 115,928,000
Company Selected Measure Amount	16.14	17.47	16.26	9.95
PEO Name	Mark J. Grescovich
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity* (“ROATCE,” the “Company Selected Measure
Non-GAAP Measure Description	We determined the return on average tangible common equity (“ROATCE”) to be the most important financial performance measure not otherwise disclosed in the table, that is used to link compensation actually paid to our NEOs to company performance, for the most recently completed fiscal year. ROATCE defined as net income prior to amortization of intangibles and goodwill
(tax-adjusted),
	divided by average tangible common equity.
Measure:: 2
Pay vs Performance Disclosure
Name	Pretax Pre-provision ROA
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Total Operating Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (423,435)
PEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase For Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Deduction For Prior Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduction For Amounts Reported Under The Stock Award And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,151,711)
PEO | Increase Based On Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End, Determined As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,115,976
PEO | Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,083)
PEO | Increase Based On Fair Value Of Awards Granted During Year That Vested During Year, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,617)
PEO | Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based On Incremental Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,406)
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,917)
Non-PEO NEO | Increase For Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Deduction For Prior Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction For Amounts Reported Under The Stock Award And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(293,126)
Non-PEO NEO | Increase Based On Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End, Determined As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,282
Non-PEO NEO | Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,632)
Non-PEO NEO | Increase Based On Fair Value Of Awards Granted During Year That Vested During Year, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,013)
Non-PEO NEO | Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based On Incremental Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0